Related Party Transactions (Transactions with Non US Listed Part of Phoenix TV Group and CMCC) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Phoenix TV Group [Member] USD ($)	Dec. 31, 2013 Phoenix TV Group [Member] CNY	Dec. 31, 2012 Phoenix TV Group [Member] CNY	Dec. 31, 2011 Phoenix TV Group [Member] CNY	Dec. 31, 2013 Phoenix TV Group and its customers [Member] USD ($)	Dec. 31, 2013 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2012 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2011 Phoenix TV Group and its customers [Member] CNY	Dec. 31, 2013 CMCC [Member] USD ($)	Dec. 31, 2013 CMCC [Member] CNY	Dec. 31, 2012 CMCC [Member] CNY	Dec. 31, 2011 CMCC [Member] CNY
Related Party Transaction [Line Items]
Contents provided by related party					$ (574)	(3,477)	(3,153)	(4,923)
Data line services provided by related party					(65)	(392)	(375)	(367)
Advertising and promotion expenses charged by related party	(172)	(1,040)	(916)	(663)	(172)	(1,040)	(916)	(663)
Technical support provided by related party	0	0	0	(533)	0	0	0	(533)
Corporate administrative expenses charged by related party	(67)	(404)	(646)	(1,139)	(67)	(404)	(646)	(1,139)
Advertising revenues earned from related party	7,454	45,127	35,438	26,201					4,775	28,911	29,754	21,619	2,679	16,216	5,684	4,582
Paid service revenues earned from and through related party	68,290	413,407	429,125	445,096	0	0	0	2,400					68,290	413,407	429,125	442,696
Revenue sharing fees and bandwidth costs to related party													$ (11,996)	(72,622)	(63,953)	(68,543)